Investment Strategy - Vert Global Sustainable Real Estate ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide exposure to a broad portfolio of sustainable real estate companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies principally engaged in the real estate industry that meet the Advisor’s environmental, social and governance (“ESG”) criteria, as described below. The Fund invests in the securities of U.S. and non-U.S. companies with a focus on real estate investment trusts (“REITs”) or other pooled investment vehicles or companies that manage a portfolio of income producing real estate or real estate-related loans and that the Advisor considers to be similar to REITs because of the way they are treated by tax authorities or because of the way they are required to conduct their business (“REIT-like entities”). REIT-like entities may include companies that own properties, real estate developers and operating companies with substantial real estate holdings.
REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income-producing real estate or real estate related loans or interests, and may include foreign REIT-like entities. The Fund generally considers a company to be principally engaged in the real estate industry if the company: (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT‑like entity.
The Advisor takes into account the impact that real estate companies have on the environment and other sustainability considerations when making investment decisions for the Fund’s investment portfolio. In assessing sustainability, the Advisor will consider ESG criteria. Some of the environmental criteria the Advisor will consider include emissions, energy use, water use, waste, and risks due to climate change vulnerability such as flood risk, among others. Some of the social criteria the Advisor will consider include employee policies and labor management, health and safety, and tenant engagement, among others. Some of the governance criteria that the Advisor will consider include reporting and disclosure, board diversity and independence, and bribery and corruption, among others. The Advisor sources data from company disclosures, industry bodies, and research companies. The Advisor seeks data that is aligned to an international reporting standard or framework. Data that has the potential for material financial impact is prioritized. The Advisor avoids using third-party ESG ratings where possible.
The Fund invests in the securities of companies associated with countries that the Advisor has identified as approved markets for investment for the Fund (which may include issuers in emerging markets). As of the date of this Prospectus, the Fund may invest in securities of companies associated with: Australia, Austria, Belgium, Brazil, Canada, Finland, France, Germany, Greece, Hong Kong, India, Ireland, Italy, Japan, Malaysia, Mexico, Netherlands, New Zealand, Norway, Philippines, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, and the United States (collectively, the “Approved Markets”). The Advisor also may authorize other countries for investment in the future, in addition to the Approved Markets listed above. In addition, the Fund may continue to hold securities of countries that are not listed above as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.
The Fund invests in companies principally engaged in the real estate industry using a modified market capitalization weighted approach. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a real estate company within an Approved Market, the greater its representation in the Fund. The Advisor may modify such market capitalization weightings by adjusting the representation in the Fund of an eligible company, or excluding a company, after considering the sustainability of the company, as well as free float, price momentum, short-run reversals, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate. The Advisor also may limit or fix the Fund’s exposure to a particular country or issuer.
The Advisor has engaged Dimensional Fund Advisors LP (“DFA” or the “Sub-Advisor”) as sub-advisor to provide portfolio management and trading services to the Fund with respect to securities identified as eligible for the Fund by the Advisor.
The Fund may lend portfolio securities to generate additional income.
As part of the Fund’s ESG strategy, the Advisor participates in shareholder engagement, which typically includes dialogue with company management, proxy voting on ESG matters (through the Sub-Advisor’s voting of the proxies), and/or participation with shareholder resolutions.
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies principally engaged in the real estate industry that meet the Advisor’s environmental, social and governance (“ESG”) criteria, as described below.